Provisions and other current liabilities - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring provisions
Disclosure of other provisions [line items]
Additions to provisions	$ 0	$ 39	$ 72